UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1.   Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$397,188

TOTAL CORPORATE BOND (Cost $370,000)		397,188

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.89%
FGLMC Single Family - 6.74%
Pool TBA, 4.50%, 03/01/2040	1,918,382	1,943,262
Pool TBA, 5.00%, 03/01/2040	1,460,442	1,517,947
Pool A68734, 5.00%, 07/01/2037	611,914	636,971
Pool A73050, 5.00%, 02/01/2038	493,999	514,227
Pool A78734, 5.00%, 06/01/2038	1,733,946	1,804,948
Pool A56707, 5.50%, 01/01/2037	433,467	458,846
Pool A57436, 5.50%, 01/01/2037	1,043,038	1,104,329
Pool A58653, 5.50%, 03/01/2037	1,935,091	2,048,799
Pool A59858, 5.50%, 04/01/2037	227,047	240,340
Pool A60749, 5.50%, 05/01/2037	1,033,843	1,094,373
Pool A63607, 5.50%, 07/01/2037	547,565	579,624
Pool A66019, 5.50%, 08/01/2037	1,572,314	1,664,705
Pool A68746, 5.50%, 10/01/2037	1,280,180	1,355,132
Pool A69361, 5.50%, 11/01/2037	713,984	755,939
Pool A73036, 5.50%, 01/01/2038	781,981	827,765
Pool A76192, 5.50%, 04/01/2038	1,420,362	1,503,523
Pool A76444, 5.50%, 04/01/2038	1,070,402	1,133,072
Pool A78742, 5.50%, 06/01/2038	5,645,468	5,976,003
Pool A83074, 5.50%, 11/01/2038	972,380	1,029,311
Pool A84142, 5.50%, 01/01/2039	734,619	777,630
Pool A84382, 5.50%, 02/01/2039	10,293,434	10,896,101
Pool A42806, 6.00%, 02/01/2036	583,123	627,885
Pool A44642, 6.00%, 04/01/2036	855,289	920,944
Pool A49014, 6.00%, 05/01/2036	739,372	793,125
Pool A52235, 6.00%, 09/01/2036	285,434	306,185
Pool A54312, 6.00%, 11/01/2036	1,319,184	1,420,449
Pool A55852, 6.00%, 12/01/2036	682,706	732,340
Pool A57261, 6.00%, 02/01/2037	808,922	866,720
Pool A60055, 6.00%, 04/01/2037	574,952	616,033
Pool A63610, 6.00%, 07/01/2037	844,454	904,791
Pool A66123, 6.00%, 07/01/2037	706,411	756,884
Pool A64648, 6.00%, 08/01/2037	809,496	867,335
Pool A67088, 6.00%, 09/01/2037	741,138	794,093
Pool A80026, 6.00%, 10/01/2037	938,265	1,005,305
Pool A68807, 6.00%, 11/01/2037	1,443,995	1,546,718
Pool A69362, 6.00%, 11/01/2037	651,710	698,275
Pool A78750, 6.00%, 06/01/2038	963,889	1,032,554
Pool C38992, 6.50%, 12/01/2029	254,118	278,668
Pool C50755, 6.50%, 03/01/2031	88,628	97,135
Pool C54246, 6.50%, 07/01/2031	37,293	40,872
Pool C59148, 6.50%, 10/01/2031	86,211	94,486
Pool B31166, 6.50%, 12/01/2031	23,606	25,872
Pool C61764, 6.50%, 12/01/2031	60,388	66,184
Pool C64625, 6.50%, 02/01/2032	178,110	195,094
Pool C65420, 6.50%, 03/01/2032	232,687	254,875
Pool C66763, 6.50%, 05/01/2032	389,155	426,264
Pool C66830, 6.50%, 05/01/2032	30,515	33,425

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Pool C68518, 6.50%, 06/01/2032	$144,082	$157,821
Pool C72446, 6.50%, 08/01/2032	134,475	147,298
Pool A49963, 6.50%, 06/01/2036	202,769	219,570
Pool A50703, 6.50%, 07/01/2036	944,615	1,022,883
Pool A52237, 6.50%, 08/01/2036	651,265	705,227
Pool A52899, 6.50%, 09/01/2036	547,876	593,272
Pool A53441, 6.50%, 10/01/2036	967,887	1,048,084
Pool A68747, 6.50%, 10/01/2037	788,087	851,908
		58,011,421
FHA Project Loan - 0.81%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,181,383	3,102,167
034-35271, 6.95%, 01/01/2033 (a)	380,390	382,946
034-35272, 6.95%, 01/01/2033 (a)	377,008	379,541
FH Ridge, 6.45%, 01/01/2036 (a)	289,458	288,734
WM 2002-1, 7.43%, 08/01/2019 (a)	1,364,179	1,365,092
Reilly 130, 7.43%, 08/25/2021 (a)	1,467,642	1,468,624
		6,987,104
FNMA Multi Family - 16.29%
Pool 463535, 4.30%, 10/01/2019	1,992,638	2,049,649
Pool 463712, 4.36%, 11/01/2019	2,513,450	2,577,321
Pool 464304, 4.36%, 01/01/2020	5,179,532	5,304,518
Pool 463873, 4.38%, 11/01/2019	467,254	481,482
Pool 463538, 4.42%, 09/01/2019	2,050,287	2,114,842
Pool 386602, 4.66%, 10/01/2013	317,747	340,276
Pool 387425, 4.76%, 06/01/2015	586,534	628,320
Pool 387286, 4.78%, 03/01/2015	2,892,614	3,061,089
Pool 463241, 4.80%, 08/01/2019	988,438	1,045,974
Pool 387284, 4.84%, 03/01/2015	926,040	996,153
Pool 463037, 4.86%, 09/01/2019	2,986,977	3,172,852
Pool 387659, 4.88%, 12/01/2015	905,068	974,816
Pool 387277, 4.89%, 02/01/2015	1,295,304	1,395,004
Pool 387273, 4.89%, 02/01/2015	1,202,782	1,295,361
Pool 387202, 4.98%, 12/01/2014	3,091,101	3,318,957
Pool 387560, 4.98%, 09/01/2015	936,435	1,012,579
Pool 387109, 5.02%, 09/01/2014	232,263	244,651
Pool 387517, 5.02%, 08/01/2020	1,875,257	1,971,916
Pool 386980, 5.04%, 06/01/2014	1,195,402	1,295,162
Pool 463944, 5.06%, 12/01/2024	5,791,632	6,234,665
Pool 873236, 5.09%, 02/01/2016	1,890,250	2,054,739
Pool 387289, 5.12%, 07/01/2029	672,813	696,264
Pool 387438, 5.18%, 06/01/2020	233,908	248,919
Pool 386104, 5.19%, 04/01/2021	221,119	233,865
Pool 387215, 5.19%, 01/01/2023	497,400	521,982
Pool 387446, 5.22%, 06/01/2020	3,663,516	3,921,481
Pool 874244, 5.23%, 12/01/2020	1,059,373	1,150,455
Pool 463895, 5.25%, 10/01/2025	3,400,000	3,593,405

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Pool 387452, 5.25%, 06/01/2035	$749,955	$760,306
Pool 874253, 5.29%, 08/01/2017	906,290	961,842
Pool 873414, 5.29%, 02/01/2024	1,465,644	1,533,097
Pool 387349, 5.31%, 04/01/2020	821,322	872,814
Pool 387312, 5.33%, 04/01/2035	544,429	555,316
Pool 874082, 5.35%, 06/01/2018	1,920,485	2,046,879
Pool 958081, 5.36%, 01/01/2019	3,213,069	3,530,058
Pool 873470, 5.42%, 03/01/2016	1,975,282	2,178,611
Pool 958348, 5.44%, 04/01/2027	539,942	574,233
Pool 387399, 5.46%, 08/01/2020	283,825	305,834
Pool 387158, 5.48%, 11/01/2022	937,220	986,509
Pool 874487, 5.52%, 05/01/2025	4,582,894	4,929,507
Pool 958283, 5.54%, 03/01/2019	6,338,151	7,038,151
Pool 873550, 5.55%, 04/01/2024	1,671,885	1,777,045
Pool 874136, 5.57%, 12/01/2016	240,553	267,197
Pool 874521, 5.61%, 04/01/2024	1,572,739	1,681,568
Pool 873863, 5.69%, 05/01/2016	1,441,183	1,605,775
Pool 874262, 5.75%, 01/01/2017	607,099	663,941
Pool 463507, 5.76%, 03/01/2027	3,660,851	4,015,940
Pool 873649, 5.79%, 05/01/2016	2,921,150	3,272,744
Pool 873766, 5.79%, 07/01/2024	1,056,077	1,158,090
Pool 386991, 5.86%, 06/01/2022	234,002	254,707
Pool 464296, 5.86%, 01/01/2028	2,407,888	2,649,862
Pool 386464, 5.88%, 08/01/2021	877,999	967,070
Pool 873731, 5.88%, 07/01/2023	2,351,665	2,619,520
Pool 874920, 5.91%, 07/01/2023	1,031,705	1,157,944
Pool 873830, 5.94%, 07/01/2024	4,444,919	4,931,418
Pool 387005, 5.95%, 06/01/2022	392,517	433,635
Pool 873949, 5.95%, 09/01/2024	4,119,376	4,570,659
Pool 463839, 5.96%, 11/01/2027	716,340	795,247
Pool 873642, 5.99%, 05/01/2024	655,633	709,513
Pool 873705, 6.03%, 06/01/2016	1,444,478	1,508,204
Pool 873706, 6.04%, 06/01/2016	5,971,014	6,331,029
Pool 958256, 6.09%, 12/01/2033	1,656,405	1,852,138
Pool 873679, 6.10%, 06/01/2024	850,996	925,190
Pool 387046, 6.11%, 10/01/2022	615,426	682,423
Pool 958614, 6.22%, 04/01/2027	852,650	967,691
Pool 385229, 6.33%, 09/01/2017	2,157,066	2,450,769
Pool 380972, 6.35%, 12/01/2016	250,885	275,478
Pool 874736, 6.43%, 10/01/2025	487,416	562,070
Pool 384719, 6.59%, 02/01/2017	1,367,930	1,576,487
Pool 385136, 6.65%, 06/01/2020	227,441	245,964
Pool 383143, 6.75%, 02/01/2016	2,666,737	3,072,881
Pool 383145, 6.85%, 02/01/2019	1,906,717	2,180,919
Pool 385051, 6.89%, 05/01/2020	2,195,653	2,544,507
Pool 386046, 7.22%, 04/01/2021	2,689,982	3,166,456
		140,083,935
FNMA Single Family - 13.81%
Pool AA3490, 4.00%, 03/01/2039	1,458,494	1,438,179
Pool AA5316, 4.00%, 03/01/2039	1,061,826	1,047,037
Pool AA8598, 4.00%, 07/01/2039	1,058,315	1,043,574
Pool AC1837, 4.00%, 08/01/2039	993,960	980,115

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Pool AC6309, 4.00%, 12/01/2039	$1,189,699	$1,173,129
Pool AA6523, 4.50%, 03/01/2039	2,622,836	2,659,164
Pool AA4384, 4.50%, 04/01/2039	1,298,799	1,316,788
Pool AA4469, 4.50%, 04/01/2039	891,441	903,788
Pool AA7034, 4.50%, 06/01/2039	1,189,948	1,206,429
Pool AA8599, 4.50%, 07/01/2039	1,387,387	1,406,741
Pool AC3371, 4.50%, 07/01/2039	1,014,646	1,028,699
Pool AC3373, 4.50%, 07/01/2039	1,026,262	1,040,579
Pool AC1446, 4.50%, 08/01/2039	2,231,337	2,262,242
Pool AC2554, 4.50%, 09/01/2039	1,743,790	1,767,942
Pool AC4095, 4.50%, 09/01/2039	1,111,119	1,126,509
Pool AC5330, 4.50%, 11/01/2039	1,596,114	1,618,221
Pool AC7374, 4.50%, 11/01/2039	1,145,134	1,160,995
Pool AC9586, 4.50%, 12/01/2039	1,005,179	1,019,101
Pool AC8632, 4.50%, 01/01/2040	1,188,237	1,204,695
Pool AD1466, 4.50%, 01/01/2040	1,554,675	1,576,208
Pool AD2190, 4.50%, 01/01/2040	1,377,112	1,396,186
Pool AD1472, 4.50%, 02/01/2040	1,842,438	1,867,957
Pool AD3291, 4.50%, 02/01/2040	1,259,199	1,276,639
Pool AD3292, 4.50%, 02/01/2040	1,608,825	1,631,108
Pool TBA 4.50%, 03/01/2040	2,100,000	2,126,250
Pool TBA, 5.00%, 03/01/2040	2,300,000	2,385,532
Pool 914311, 5.00%, 02/01/2037	443,073	460,247
Pool 961665, 5.00%, 02/01/2038	1,044,663	1,085,155
Pool 961946, 5.00%, 02/01/2038	639,492	664,280
Pool AC3372, 5.00%, 07/01/2039	1,626,403	1,689,281
Pool AC1447, 5.00%, 08/01/2039	1,250,175	1,298,507
Pool AC2562, 5.00%, 09/01/2039	1,013,529	1,052,713
Pool AC4096, 5.00%, 09/01/2039	1,211,284	1,258,113
Pool AC5998, 5.00%, 10/01/2039	1,622,547	1,685,276
Pool AD1467, 5.00%, 01/01/2040	1,007,501	1,046,452
Pool AD2191, 5.00%, 01/01/2040	1,192,618	1,238,725
Pool 906297, 5.50%, 01/01/2037	1,730,918	1,825,327
Pool 910418, 5.50%, 01/01/2037	418,490	441,316
Pool 910343, 5.50%, 02/01/2037	1,603,799	1,690,933
Pool 918816, 5.50%, 02/01/2037	609,090	642,311
Pool 915093, 5.50%, 04/01/2037	784,582	827,208
Pool 937689, 5.50%, 05/01/2037	880,170	927,989
Pool 937690, 5.50%, 05/01/2037	492,793	519,567
Pool 937698, 5.50%, 05/01/2037	1,234,847	1,301,936
Pool 942355, 5.50%, 06/01/2037	773,752	815,790
Pool 944232, 5.50%, 06/01/2037	669,858	706,252
Pool 942847, 5.50%, 07/01/2037	477,235	503,164
Pool 942856, 5.50%, 07/01/2037	1,452,634	1,531,555
Pool 948666, 5.50%, 07/01/2037	829,782	874,781
Pool 948667, 5.50%, 08/01/2037	770,114	811,877
Pool 960422, 5.50%, 12/01/2037	899,235	948,001
Pool 961664, 5.50%, 02/01/2038	716,079	754,984
Pool 961666, 5.50%, 02/01/2038	1,503,089	1,584,752
Pool 961947, 5.50%, 02/01/2038	2,234,115	2,355,494
Pool 933847, 5.50%, 05/01/2038	1,057,476	1,114,928
Pool 963383, 5.50%, 05/01/2038	817,095	861,488
Pool 975138, 5.50%, 05/01/2038	1,132,525	1,194,055
Pool 963547, 5.50%, 06/01/2038	916,582	966,380
Pool 985139, 5.50%, 07/01/2038	1,125,657	1,186,813

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Pool 614014, 6.00%, 11/01/2031	$139,479	$150,186
Pool 614022, 6.00%, 11/01/2031	86,111	92,721
Pool 624093, 6.00%, 02/01/2032	170,713	183,818
Pool 809310, 6.00%, 01/01/2035	38,544	41,359
Pool 866068, 6.00%, 02/01/2036	146,687	156,067
Pool 886135, 6.00%, 07/01/2036	415,356	441,918
Pool 886642, 6.00%, 08/01/2036	831,303	884,465
Pool 900105, 6.00%, 08/01/2036	611,047	650,124
Pool 901392, 6.00%, 09/01/2036	446,656	475,220
Pool 906002, 6.00%, 12/01/2036	1,236,962	1,316,066
Pool 907769, 6.00%, 12/01/2036	798,791	849,874
Pool 910417, 6.00%, 12/01/2036	677,296	720,610
Pool 922596, 6.00%, 12/01/2036	734,558	781,534
Pool 906298, 6.00%, 01/01/2037	630,067	670,360
Pool 910114, 6.00%, 01/01/2037	938,558	998,579
Pool 910344, 6.00%, 02/01/2037	821,267	872,248
Pool 914334, 6.00%, 03/01/2037	1,024,582	1,088,184
Pool 918822, 6.00%, 04/01/2037	722,173	768,357
Pool 937699, 6.00%, 05/01/2037	747,298	793,688
Pool 940757, 6.00%, 05/01/2037	531,670	565,671
Pool 942848, 6.00%, 07/01/2037	1,354,881	1,438,986
Pool 948669, 6.00%, 07/01/2037	1,077,656	1,144,215
Pool 952300, 6.00%, 07/01/2037	985,801	1,046,995
Pool 952628, 6.00%, 07/01/2037	1,706,263	1,811,646
Pool 952629, 6.00%, 07/01/2037	1,793,910	1,904,707
Pool 942857, 6.00%, 08/01/2037	1,803,543	1,915,500
Pool 946756, 6.00%, 08/01/2037	3,886,364	4,126,398
Pool 946757, 6.00%, 08/01/2037	718,037	762,385
Pool 907085, 6.00%, 09/01/2037	214,903	228,244
Pool 947770, 6.00%, 09/01/2037	2,025,085	2,150,161
Pool 947772, 6.00%, 09/01/2037	1,639,208	1,740,451
Pool 947774, 6.00%, 10/01/2037	1,110,033	1,178,592
Pool 953768, 6.00%, 11/01/2037	1,343,172	1,426,550
Pool 960011, 6.00%, 11/01/2037	1,405,336	1,492,134
Pool 960423, 6.00%, 12/01/2037	1,200,424	1,274,566
Pool 961370, 6.00%, 01/01/2038	655,711	696,210
Pool 961667, 6.00%, 02/01/2038	957,557	1,016,848
Pool 963384, 6.00%, 05/01/2038	831,370	882,848
Pool 964596, 6.00%, 07/01/2038	1,088,098	1,155,473
Pool 934366, 6.00%, 08/01/2038	273,540	290,477
Pool 965312, 6.00%, 09/01/2038	1,193,833	1,267,754
Pool 886136, 6.50%, 07/01/2036	417,060	446,403
Pool 900106, 6.50%, 08/01/2036	692,419	741,135
Pool 900649, 6.50%, 09/01/2036	1,111,185	1,189,365
Pool 901391, 6.50%, 09/01/2036	493,980	528,735
Pool 947771, 6.50%, 09/01/2037	851,373	909,677
		118,796,961
GNMA Multi Family - 26.03%
2009-115 AC, 2.02%, 09/16/2027	11,084,056	11,067,253
2010-13 AB, 3.03%, 02/16/2030 (a)	7,050,000	7,138,675
2007-46 A, 3.14%, 06/16/2021	211,027	212,744
2009-90 AC, 3.14%, 01/16/2033	4,625,000	4,653,848

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
2007-77 A, 3.18%, 02/16/2026	$2,218,790	$2,253,300
2009-19 AD, 3.39%, 11/16/2040	1,285,169	1,311,602
2009-63 A, 3.40%, 01/16/2038	3,364,872	3,418,993
2009-49 A, 3.44%, 06/16/2034	3,160,783	3,224,719
2009-105 A, 3.46%, 12/16/2050	1,993,395	2,027,353
2009-60 A, 3.47%, 03/16/2035	3,763,018	3,839,562
2007-39 AC, 3.51%, 07/16/2024	1,390,372	1,405,348
2009-86 A, 3.54%, 09/16/2035	7,847,475	8,041,353
2009-39 AB, 3.55%, 10/16/2038	1,383,674	1,416,013
2009-90 AE, 3.70%, 03/16/2037	4,475,000	4,479,125
2006-39 A, 3.77%, 06/16/2025	3,155,568	3,242,155
2009-4 A, 3.81%, 11/16/2037	3,253,938	3,371,029
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	2,078,098
2006-68 A, 3.89%, 07/16/2026	3,097,222	3,192,122
2007-55 A, 3.91%, 08/16/2027	4,614,878	4,744,015
2006-8 A, 3.94%, 08/16/2025	670,139	680,289
2007-12 A, 3.96%, 06/16/2031	7,548,053	7,822,616
2005-79 A, 4.00%, 10/16/2033	2,074,160	2,119,995
2008-92 B, 4.04%, 05/16/2030	500,000	521,658
2006-66 A, 4.09%, 08/16/2030	3,874,407	3,996,789
2006-51 A, 4.25%, 10/16/2030	6,317,865	6,581,688
2006-63 A, 4.26%, 02/16/2032	12,068,684	12,629,063
2007-34 A, 4.27%, 11/16/2026	6,234,162	6,421,425
2008-80 B, 4.28%, 03/16/2033	4,500,000	4,721,675
2009-119 B, 4.29%, 02/16/2041	3,000,000	2,970,900
2009-3 B, 4.30%, 10/16/2037	750,000	746,689
2007-13 A, 4.32%, 11/16/2029	1,965,386	2,031,912
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,678,449
2005-59 A, 4.39%, 05/16/2023	799,067	816,654
2005-87 A, 4.45%, 03/16/2025	420,635	429,404
2008-22 B, 4.50%, 12/16/2038	1,500,000	1,582,320
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,054,846
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,914,383
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,205,328
2008-52 B, 4.75%, 10/16/2032	4,750,000	5,046,721
2008-14 B, 4.75%, 10/16/2042	7,000,000	7,426,383
2008-86 B, 4.81%, 11/16/2031	2,750,000	2,917,551
2009-7 B, 4.95%, 11/16/2039	1,000,000	1,049,832
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	748,665
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,428,284
2008-39 C, 5.02%, 03/16/2034 (b)	6,450,000	6,864,270
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,831,884
2009-5 B, 5.07%, 08/16/2049 (b)	225,000	232,740
2006-32 A, 5.08%, 01/16/2030	729,231	769,986
2005-87 B, 5.12%, 01/16/2028 (b)	257,300	272,189
Pool 712102, 5.15%, 11/15/2032	1,077,212	1,139,537
2008-48 D, 5.24%, 10/16/2039 (b)	750,000	804,707
Pool 652131, 5.30%, 06/15/2023	1,908,400	2,026,706
Pool 666265, 5.45%, 10/15/2035	1,876,931	1,995,162
Pool 668966, 5.45%, 04/15/2044	2,532,695	2,698,809
Pool 640434, 5.46%, 03/15/2043	3,358,388	3,559,477
Pool 634979, 5.50%, 01/15/2036	437,976	460,414
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	434,294

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
2008-59 B, 5.55%, 10/16/2026 (b)	$2,540,000	$2,751,455
Pool 664218, 5.63%, 06/15/2043	2,636,714	2,787,029
Pool 664652, 5.65%, 06/15/2042	2,381,379	2,506,496
Pool 614125, 5.70%, 12/15/2030	1,520,662	1,571,183
Pool 650307, 5.75%, 03/15/2043	1,787,863	1,894,908
Pool 666268, 5.85%, 03/15/2043	6,866,054	7,288,817
Pool 653889, 5.88%, 01/15/2043	1,167,659	1,240,041
Pool 640436, 5.90%, 09/15/2043	1,278,162	1,361,405
Pool 645747, 6.00%, 09/15/2032	157,407	165,173
Pool 666259, 6.00%, 12/15/2032	2,298,924	2,434,093
Pool 637911, 6.00%, 07/15/2035	434,354	455,205
Pool 639306, 6.00%, 01/15/2036	1,144,112	1,205,062
Pool 649793, 6.05%, 08/15/2036	97,318	102,989
Pool 655317, 6.05%, 08/15/2039	1,439,319	1,552,500
Pool 653914, 6.10%, 06/15/2043	2,404,016	2,565,303
Pool 667881, 6.14%, 02/15/2043	983,632	1,049,199
Pool 699404, 6.15%, 04/15/2039	1,826,409	1,974,491
Pool 653904, 6.20%, 05/15/2043	775,871	830,650
Pool 636413, 6.25%, 04/15/2036	1,222,597	1,291,974
Pool 645787, 6.25%, 08/15/2036	256,239	271,301
Pool 678208, 6.25%, 01/15/2038	1,574,261	1,699,664
Pool 677423, 6.25%, 09/15/2043	451,929	489,870
Pool 669506, 6.27%, 03/15/2049	1,631,927	1,749,300
Pool 669518, 6.30%, 04/15/2038	190,246	204,728
Pool 608326, 6.50%, 10/15/2033	1,098,937	1,155,360
Pool 643896, 6.50%, 06/15/2049	1,342,908	1,449,490
Pool 645785, 6.75%, 02/15/2048	1,930,921	2,091,778
		223,890,465
GNMA Single Family - 12.24%
Pool 646730, 4.50%, 03/15/2039	1,327,624	1,353,436
Pool 646771, 4.50%, 04/15/2039	1,222,739	1,246,512
Pool 716818, 4.50%, 04/15/2039	1,674,577	1,707,134
Pool G2 716876, 4.50%, 04/20/2039	1,031,361	1,048,501
Pool 650967, 4.50%, 05/15/2039	1,123,524	1,145,368
Pool 714559, 4.50%, 06/15/2039	998,917	1,018,338
Pool 717198, 4.50%, 06/15/2039	1,469,076	1,497,638
Pool 720050, 4.50%, 06/15/2039	1,117,723	1,139,454
Pool G2 716998, 4.50%, 06/20/2039	1,011,024	1,027,827
Pool 714594, 4.50%, 07/15/2039	1,133,517	1,155,555
Pool 720208, 4.50%, 07/15/2039	2,076,591	2,116,964
Pool G2 720338, 4.50%, 07/20/2039	1,684,440	1,712,434
Pool 720287, 4.50%, 08/15/2039	1,730,227	1,763,866
Pool G2 720449, 4.50%, 08/20/2039	1,071,693	1,089,503
Pool 726289, 4.50%, 09/15/2039	1,969,714	2,008,009
Pool G2 726542, 4.50%, 09/20/2039	1,301,899	1,323,535
Pool 726402, 4.50%, 10/15/2039	1,210,983	1,234,526
Pool G2 726610, 4.50%, 10/20/2039	1,298,879	1,320,466
Pool 728954, 4.50%, 12/15/2039	1,333,609	1,359,537
Pool G2 729265, 4.50%, 12/20/2039	1,004,638	1,021,334
Pool G2 729269, 4.50%, 12/20/2039	1,106,542	1,124,932
Pool 729017, 4.50%, 01/15/2040	1,771,570	1,806,013
Pool TBA, 4.50%, 03/15/2040	1,200,000	1,220,437
Pool TBA, 4.50%, 03/20/2040	2,100,000	2,135,765
Pool TBA, 5.00%, 03/20/2040	2,900,000	3,015,788
Pool 688624, 5.00%, 05/15/2038	893,133	932,616
Pool 411105, 5.00%, 01/15/2039	1,803,316	1,883,036

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Pool 439079, 5.00%, 02/15/2039	$1,293,260	$1,350,432
Pool 646728, 5.00%, 03/15/2039	1,004,811	1,049,231
Pool 646750, 5.00%, 04/15/2039	1,383,288	1,444,440
Pool 716819, 5.00%, 04/15/2039	1,491,619	1,557,560
Pool 646777, 5.00%, 05/15/2039	1,034,257	1,079,978
Pool 720052, 5.00%, 06/15/2039	977,958	1,021,191
Pool 720288, 5.00%, 08/15/2039	1,141,170	1,191,618
Pool 722944, 5.00%, 08/15/2039	1,046,703	1,092,975
Pool G2 720434, 5.00%, 08/20/2039	1,471,241	1,533,535
Pool 726290, 5.00%, 09/15/2039	3,704,545	3,868,314
Pool G2 726543, 5.00%, 09/20/2039	1,797,462	1,873,568
Pool G2 726545, 5.00%, 09/20/2039	1,158,738	1,207,801
Pool 723006, 5.00%, 10/15/2039	1,005,567	1,050,021
Pool 726403, 5.00%, 10/15/2039	4,463,582	4,660,906
Pool G2 723007, 5.00%, 10/20/2039	1,221,434	1,273,151
Pool G2 726611, 5.00%, 10/20/2039	1,895,912	1,976,188
Pool G2 726726, 5.00%, 11/20/2039	1,180,084	1,230,050
Pool G2 727255, 5.00%, 12/20/2039	1,673,490	1,744,348
Pool G2 729266, 5.00%, 12/20/2039	1,173,941	1,223,647
Pool G2 729270, 5.00%, 12/20/2039	1,670,208	1,740,927
Pool G2 727282, 5.00%, 01/20/2040	1,059,838	1,104,709
Pool G2 736355, 5.00%, 01/20/2040	1,162,811	1,212,042
Pool 684677, 5.50%, 03/15/2038	1,207,201	1,279,606
Pool 684721, 5.50%, 03/15/2038	834,707	884,771
Pool G2 684987, 5.50%, 03/20/2038	429,249	454,583
Pool 684802, 5.50%, 04/15/2038	1,034,043	1,096,062
Pool 688625, 5.50%, 05/15/2038	731,488	775,361
Pool G2 688636, 5.50%, 05/20/2038	1,229,318	1,301,872
Pool 690974, 5.50%, 06/15/2038	673,837	714,253
Pool G2 690973, 5.50%, 06/20/2038	1,079,023	1,142,706
Pool 693574, 5.50%, 07/15/2038	1,012,254	1,072,966
Pool G2 409120, 5.50%, 07/20/2038	1,594,303	1,688,398
Pool G2 700671, 5.50%, 10/20/2038	1,064,654	1,127,489
Pool 411116, 5.50%, 01/15/2039	1,371,037	1,453,268
Pool 705998, 5.50%, 01/15/2039	695,074	736,763
Pool 684678, 6.00%, 03/15/2038	1,286,731	1,374,132
Pool 684711, 6.00%, 03/15/2038	263,301	281,185
Pool G2 684988, 6.00%, 03/20/2038	739,994	791,855
Pool 688626, 6.00%, 05/15/2038	747,379	798,145
Pool 688629, 6.00%, 05/15/2038	446,350	476,668
Pool G2 688637, 6.00%, 05/20/2038	438,802	469,554
Pool G2 693900, 6.00%, 07/20/2038	634,594	679,069
Pool 696513, 6.00%, 08/15/2038	948,826	1,013,274
Pool G2 696843, 6.00%, 08/20/2038	787,243	842,416
Pool 699255, 6.00%, 09/15/2038	2,498,082	2,667,762
Pool G2 698997, 6.00%, 09/20/2038	1,357,942	1,453,111
Pool 700791, 6.00%, 10/15/2038	693,311	740,404
Pool 705999, 6.00%, 01/15/2039	706,863	754,876
Pool G2 706407, 6.00%, 01/20/2039	724,373	775,157
Pool 582048, 6.50%, 01/15/2032	41,257	44,994
Pool 696514, 6.50%, 08/15/2038	712,350	765,745
Pool G2 696844, 6.50%, 08/20/2038	843,288	908,319
Pool G2 698998, 6.50%, 09/20/2038	875,193	942,684

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Pool G2 706408, 6.50%, 01/20/2039	$760,621	$819,285
Pool 530199, 7.00%, 03/20/2031	62,462	69,779
		105,291,668
HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	50,674

Small Business Administration - 1.93%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	332,605	325,030
Pool 507932, 0.58%, 04/25/2026 (b)	448,679	440,323
Pool 507766, 0.58%, 07/25/2031 (b)	157,652	154,931
Pool 507841, 0.58%, 08/25/2031 (b)	321,845	316,288
Pool 508045, 0.58%, 04/25/2032 (b)	1,050,197	1,031,918
Pool 507417, 0.60%, 09/25/2030 (b)	153,679	150,801
Pool 508206, 0.60%, 09/25/2032 (b)	1,558,058	1,532,232
Pool 508298, 0.60%, 01/25/2033 (b)	1,475,503	1,450,961
Pool 508506, 0.63%, 06/25/2033 (b)	3,205,306	3,154,705
Pool 508716, 0.82%, 06/25/2034 (b)	3,885,984	3,852,185
Loan #3829225004, 6.03%, 03/15/2020 (b)	783,000	807,892
Loan #2347955003, 3.03%, 04/15/2017 (b)	418,123	417,927
Loan #2484686008, 3.18%, 10/15/2027 (b)	341,325	344,810
Loan #2604556010, 3.58%, 02/15/2017 (b)	206,021	215,852
Loan #3046316007, 2.13%, 01/15/2032 (b)	287,385	288,199
Loan #3059035009, 1.25%, 05/15/2015 (b)	74,935	74,890
Loan #3111236004, 4.38%, 02/15/2015 (b)	65,159	66,572
Loan #3153295002, 2.13%, 08/15/2029 (b)	653,408	655,264
Loan #3169855009, 1.12%, 07/15/2031 (b)	115,771	116,097
Loan #3333015007, 6.08%, 04/15/2019 (b)	6,009	6,550
Loan # 3334925000, 6.08%, 04/15/2019 (b)	12,013	13,094
Loan #3336625008, 6.08%, 04/15/2019 (b)	8,001	8,721
Loan #3340495009, 6.08%, 04/15/2019 (b)	6,430	7,009
Loan #3353945001, 6.08%, 04/15/2019 (b)	4,277	4,662
Loan #3667435004, 1.25%, 11/15/2034 (b)	720,000	725,177
Loan #3691215008, 0.89%, 10/19/2019 (b)	447,202	445,762
		16,607,852

SBA Participation Certificate - 0.03%
5.49%, 05/01/2028	224,070	242,586

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $645,620,939)		669,962,666

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 18.35%
California - 1.40%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	$1,510,000	$1,418,026

California Statewide Communities Development Authority
5.30%, 04/01/2016	1,810,000	1,815,991

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	690,046
6.00%, 09/01/2011	1,915,000	1,984,112
6.00%, 09/01/2010	1,815,000	1,848,178
6.25%, 09/01/2017	250,000	272,343

Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	785,817

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	469,235

Redding Redevelopment Agency
6.00%, 09/01/2010	125,000	126,298

Sacramento County Housing Authority
7.65%, 09/01/2015	610,000	628,910

Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,612,768

Vacaville Redevelopment Agency
7.00%, 09/01/2010	360,000	369,065
		12,020,789
Colorado - 0.10%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	900,862	885,412

Connecticut - 0.08%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	51,837
5.83%, 11/15/2016	645,000	687,680
		739,517

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Florida - 1.37%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	$3,040,000	$2,746,366

Broward County School Board
7.40%, 07/01/2034	280,000	284,766

Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	1,133,154	1,142,151

Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	1,590,000	1,497,907
5.20%, 07/01/2028 (c)	2,720,000	2,812,154
6.85%, 04/01/2021	355,000	331,645
7.88%, 07/01/2015	325,000	335,364

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,032,450

Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	1,000,000	993,790
6.60%, 08/01/2016	300,000	306,528

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	330,000	334,689
		11,817,810
Idaho - 0.24%
Idaho Housing & Finance Association
6.00%, 07/01/2035	405,000	379,084
6.45%, 07/01/2035	1,730,000	1,666,267
		2,045,351
Illinois - 0.03%
Illinois Housing Development Authority
5.50%, 12/01/2014	250,000	257,087

Indiana - 1.04%
Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,245,000	4,182,556
5.69%, 07/01/2037	1,415,000	1,406,156
5.90%, 01/01/2037	2,320,000	2,301,719

Indianapolis, Indiana
7.00%, 02/01/2039	1,000,000	1,048,560
		8,938,991

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Kentucky - 1.24%
Kentucky Housing Corp.
5.17%, 01/01/2013	$660,000	$697,792
5.17%, 07/01/2013	680,000	725,485
5.18%, 01/01/2014	160,000	168,898
5.33%, 07/01/2014	2,825,000	2,875,906
5.75%, 07/01/2037	3,840,000	3,797,952
5.77%, 07/01/2037	1,875,000	1,854,075
5.81%, 07/01/2014	500,000	526,770
		10,646,878
Louisiana - 0.12%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	1,005,000	1,019,472

Maryland - 0.23%
Maryland Community Development Administration
6.07%, 09/01/2037	2,200,000	1,959,342

Massachusetts - 1.67%
Massachusetts Housing Finance Agency
0.23%, 04/01/2036 (b)	150,000	150,000
3.39%, 09/01/2011	1,500,000	1,513,740
5.21%, 12/01/2016	2,195,000	2,233,390
5.54%, 12/01/2025	2,495,000	2,314,013
5.55%, 06/01/2025	940,000	886,965
5.84%, 12/01/2036	1,000,000	908,660
5.96%, 06/01/2017	1,450,000	1,508,348
6.32%, 12/01/2037	4,079,400	3,727,960
6.50%, 12/01/2039	1,255,000	1,155,027
		14,398,103
Minnesota - 0.24%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	475,000	469,941
5.85%, 07/01/2036	565,000	563,961
6.30%, 07/01/2023	1,000,000	999,370
		2,033,272
Missouri - 0.36%
Missouri State Housing Development Commission
4.15%, 09/25/2025	169,021	168,306
5.72%, 09/01/2025	1,700,000	1,684,887
5.74%, 03/01/2037	195,000	192,845
5.82%, 03/01/2037	475,000	473,143
6.00%, 03/01/2025	555,000	558,641
		3,077,822
Nebraska - 0.01%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	125,000	127,429

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Nevada - 0.12%
Nevada Housing Division
0.48%, 10/01/2030 (b)	$340,000	$340,000
0.48%, 10/15/2032 (b)	640,000	640,000
5.11%, 04/01/2017	30,000	30,075
		1,010,075
New Jersey - 0.54%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,126
7.18%, 08/01/2013	125,000	125,066

New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	1,185,000	1,151,879
5.93%, 11/01/2028	1,625,000	1,528,946
6.13%, 11/01/2037	1,865,000	1,742,003
		4,663,020
New Mexico - 0.37%
New Mexico Mortgage Finance Authority
4.72%, 01/01/2011	285,000	287,029
4.72%, 07/01/2011	275,000	276,958
4.90%, 01/01/2012	265,000	270,904
4.90%, 07/01/2012	245,000	250,459
5.00%, 01/01/2013	245,000	251,809
5.00%, 07/01/2013	260,000	267,225
5.42%, 01/01/2016	300,000	301,014
5.60%, 03/01/2011	90,000	91,501
5.68%, 09/01/2013	310,000	336,831
6.15%, 01/01/2038	1,000,000	845,120
		3,178,850
New York - 2.61%
New York City Housing Development Corp.
3.70%, 05/01/2010	7,800,000	7,832,292
5.63%, 11/01/2024	7,500,000	7,316,475

New York State Housing Finance Agency
0.20%, 05/15/2034 (b)	1,600,000	1,600,000
0.20%, 11/01/2036 (b)	1,400,000	1,400,000
0.21%, 05/01/2029 (b)	500,000	500,000
4.90%, 08/15/2025 (c)	1,000,000	1,009,210
5.05%, 08/15/2039 (c)	1,475,000	1,428,832

Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	928,650

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	447,000
		22,462,459
North Dakota - 0.05%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	401,197

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
Ohio - 0.13%
County of Cuyahoga
4.25%, 06/01/2011	$870,000	$899,371

State of Ohio
7.75%, 12/01/2015 (d)	250,000	253,460
		1,152,831
Oklahoma - 0.26%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	775,000	770,652
5.65%, 09/01/2026	1,495,000	1,450,913
		2,221,565
Oregon - 0.03%
City of Portland
6.03%, 06/15/2018	250,000	265,807

Pennsylvania - 0.76%
Commonwealth Financing Authority
4.97%, 06/01/2016	405,000	406,709
5.08%, 06/01/2010	50,000	50,482
5.13%, 06/01/2012	735,000	776,079

Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	1,710,000	1,707,914
5.76%, 10/01/2037	1,645,000	1,626,560

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,972,860
		6,540,604
Rhode Island - 0.07%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	578,812

South Carolina - 0.08%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	681,672

Texas - 0.52%
Texas Department of Housing & Community Affairs
5.00%, 07/01/2034 (c)	1,505,000	1,461,581
7.01%, 09/01/2026	2,960,000	2,983,443
		4,445,024
Utah - 1.41%
Utah Housing Corp.
0.26%, 01/01/2034 (b)(c)	455,000	455,000
4.80%, 07/01/2017	1,075,000	1,079,300
5.11%, 07/01/2017	495,000	495,218
5.23%, 07/01/2017	100,000	100,965
5.25%, 07/01/2035	750,000	741,487
5.26%, 07/20/2018	180,000	182,444
5.88%, 07/01/2034	915,000	877,951
5.92%, 07/01/2034	2,230,000	2,045,111
6.10%, 07/20/2028	1,295,000	1,260,126
6.12%, 01/01/2035	2,990,000	2,964,376

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

	Principal Amount	Value
6.21%, 01/01/2035	$20,000	$18,985
6.25%, 07/20/2018	565,000	576,667

West Jordan Redevelopment Agency
5.00%, 06/01/2010	835,000	842,373
5.38%, 06/01/2018	530,000	534,166
		12,174,169
Virginia - 2.64%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,229,450
4.84%, 12/01/2013	295,000	310,653
5.50%, 12/01/2020	500,000	487,970
5.50%, 06/25/2034	5,617,130	5,747,026
5.50%, 03/25/2036	4,000,562	4,193,089
5.70%, 11/01/2022	1,250,000	1,218,662
5.97%, 11/01/2024	1,405,000	1,356,570
6.25%, 11/01/2029	4,365,000	4,131,734
		22,675,154
Washington - 0.49%
King County Housing Authority
6.38%, 12/31/2046	3,485,000	3,532,640

Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	734,602
		4,267,242
Wyoming - 0.14%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,196,854

TOTAL MUNICIPAL BONDS (Cost $158,412,479)		157,882,610

MISCELLANEOUS INVESTMENTS - 0.82%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	345,000	338,285
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	352,121	355,169
CRF Affordable Housing, 5.50%, 04/25/2035 (b)(d)	5,913,678	6,329,929

TOTAL MISCELLANEOUS INVESTMENTS (Cost $6,706,699)		7,023,383

	Shares
SHORT-TERM INVESTMENT - 4.07%
Money Market Fund - 4.07%
AIM Short-Term Investments Money Market, 0.08% (e)	35,001,117	35,001,117

TOTAL SHORT-TERM INVESTMENT (Cost $35,001,117)		35,001,117

Total Investments (Cost $846,111,234) - 101.18%		870,266,964
Liabilities in Excess of Other Assets, Net - (1.18)%		(10,128,315)
NET ASSETS - 100.00%		$860,138,649

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2010:
Cost of Investments	$846,111,234
Gross Unrealized Appreciation	28,180,470
Gross Unrealized Depreciation	(4,024,740)
Net Unrealized Appreciation	$24,155,730

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2010 (Unaudited)

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2010 is $14,125,779, which represents 1.64% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2010.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2010, these securities amounted to $7,276,843, which represents 0.85% of total net assets.

(e)	The rate shown is the 7-day effective yield as of February 28, 2010.

FGLMC	-	Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA	-	Federal Housing Administration
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
TBA	-	To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The table below sets forth information about the level within the fair value hierarchy at with the Fund’s investments were measured at February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$655,836,887	$14,125,779	$669,962,666
Municipal Bonds	—	157,882,610	—	157,882,610
Miscellaneous Investments	—	7,023,383	—	7,023,383
Corporate Bond	—	397,188	—	397,188
Short-Term Investment	35,001,117	—	—	35,001,117
Total Investments in Securities	$35,001,117	$821,140,068	$14,125,779	$870,266,964

The following is a reconciliation of the Level 3 investments in which significant unobservable inputs were used in determining value:

	Investments in U.S. Government & Agency Obligations	Investments in Municipal Bonds
Beginning balance as of June 1, 2009	$14,525,331	$1,029,610
Accrued discounts/premiums	(1,575)	—
Realized gain/(loss)	35,436	—
Change in unrealized appreciation/(depreciation)	149,238	—
Net purchases/sales	(9,576,568)	—
Net transfer in and/or out of Level 3	8,993,917	(1,029,610)
Ending balance as of February 28, 2010	$14,125,779	$—

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes David K. Downes
President/Principal Executive Officer
Date: April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes David K. Downes
President/Principal Executive Officer
Date: April 22, 2010

By (Signature and Title)	/s/ Joseph H. Hastings Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: April 22, 2010